Payroll and Social Charges	9 Months Ended
Sep. 30, 2024
Payroll and Social Charges [Abstract]
Payroll and social charges

17 Payroll and social charges

Payroll and social charges are comprised of the following:

	September 30, 2024	December 31, 2023

Social charges in installments	407,910	489,520
Bonus and vacation along with related social charges	891,373	736,138
Salaries and related social charges	509,764	503,400
Others	61,980	58,626
	1,871,027	1,787,684
Breakdown:
Current liabilities	1,461,445	1,297,181
Non-current liabilities	409,582	490,503
	1,871,027	1,787,684

Labor taxes payable in installments: In December 2022, the Federal Supreme Court (STF) in a decision favorable to the Direct Action of Unconstitutionality (ADI No. 4,395), declared that the subrogation of the collection of social security contributions was unconstitutional, referring to the Assistance Fund for Rural Workers (FUNRURAL) to slaughterhouses, consumer companies, consignees or product-acquiring cooperatives. As of September 30, 2024 the Company and its subsidiaries have a provision recorded in the amount of US$279,637 (US$353,000 as of December 31, 2023) under the heading “Social Charges Installments” related to FUNRURAL installments. Since 2018 to date, the Company and its subsidiaries settled the FUNRURAL payments installment in the total amount of US$274,490 in cash or through compensation of federal taxes recoverable.